Biological assets (Details 1) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 ARS ($) $ / shares	Jun. 30, 2024 BRL (R$) R$ / shares
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member]
Statement [Line Items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 82.92
Future of sale prices | R$ / shares			R$ 141.74
Operating cost | R$			R$ 86,730
Discount rate		11.90%	11.90%
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Bottom Of Range [Member]
Statement [Line Items]
Yields	0.77
Future of sale prices	167,450
Operating cost | $		$ 67,095
Discount rate		43.50%	43.50%
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Top Of Range [Member]
Statement [Line Items]
Yields	16.56
Future of sale prices		$ 317,264
Operating cost | $		$ 1,135,254
Discount rate		45.00%	45.00%
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 100.87
Future of sale prices | R$ / shares			R$ 41.76
Operating cost | R$			R$ 8,840
Discount rate		11.90%	11.90%
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 33 of fair value [Member]
Statement [Line Items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Cattle [Member] | Comparable Market Prices [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Parameters		Price per livestock head/kg and per category	Price per livestock head/kg and per category